Deferred income tax assets/(liabilities) - Schedule of Gross Movement on Deferred Income Tax Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets/(liabilities) - Schedule of Gross Movement on Deferred Income Tax Accounts (Details) [Line Items]
Balance at the beginning	¥ 53,560	¥ 76,938
Credited to consolidated statement of comprehensive income	(28,080)	(23,380)
Translation adjustment		2
Balance at the end	23,314	53,560	¥ 76,938
Disposal of subsidiaries (Note 26)	(2,166)		(5)
Tax Losses [Member]
Deferred income tax assets/(liabilities) - Schedule of Gross Movement on Deferred Income Tax Accounts (Details) [Line Items]
Balance at the beginning	53,265	76,572
Credited to consolidated statement of comprehensive income	(28,080)	(23,309)
Translation adjustment		2
Balance at the end	23,019	53,265	76,572
Disposal of subsidiaries (Note 26)	(2,166)
Other [Member]
Deferred income tax assets/(liabilities) - Schedule of Gross Movement on Deferred Income Tax Accounts (Details) [Line Items]
Balance at the beginning	295	366
Credited to consolidated statement of comprehensive income	0	(71)
Translation adjustment		0
Balance at the end	295	¥ 295	¥ 366
Disposal of subsidiaries (Note 26)	¥ 0